Stock-Based Compensation (Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 27, 2014		Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 28, 2013	[1]	49,462
Granted	[2]	3,416	[1]	2,868	3,696
Exercised	[1]	(12,898)
Forfeited/expired	[1]	(1,123)
Outstanding at December 27, 2014	[1]	38,857		49,462
Exercisable at December 27, 2014	[1]	30,237
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at December 29, 2012 (in USD per share)	[3]	$ 61.58
Granted (in USD per share)	[3]	81.27
Exercised (in USD per share)	[3]	58.56
Forfeited/expired (in USD per share)	[3]	70.62
Outstanding at December 28, 2013 (in USD per share)	[3]	64.06		$ 61.58
Exercisable at December 28, 2013 - average price	[3]	$ 60.94
Outstanding at December 28, 2013 - average life	[4]	4 years 8 months 2 days
Exercisable at December 28, 2013 - average life	[4]	3 years 7 months 28 days
Outstanding Aggregate Intrinsic Value, at December 28, 2013	[5]	$ 1,282,200
Exercisable Aggregate Intrinsic Value, at December 31, 2013	[5]	$ 1,091,815
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	[1]	8,111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	[3]	$ 74.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	[4]	8 years 2 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	[5]	$ 182,132

[1]	Options are in thousands and include options previously granted under The Pepsi Bottling Group, Inc. (PBG) and PepsiAmericas, Inc. (PAS) plans. No additional options or shares were granted under the PBG and PAS plans after 2009.
[2]	In thousands.
[3]	Weighted-average exercise price.
[4]	Weighted-average contractual life remaining.
[5]	In thousands.